EQUITY (Details Narrative) - USD ($)					12 Months Ended
	Nov. 23, 2021	Dec. 17, 2020	Nov. 27, 2019	Nov. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 04, 2018
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized								50,000
Ordinary shares par value					$ 0	$ 0		$ 1.00
Issuance of common stock, shares				16,666
Number of shares of common stock, value				$ 16,666		$ 20,810,388	$ 16,666
Share price per share				$ 1.00
Number of ordinary shares issued				66,666
Proceeds from public offering						$ 21,500,450
Ordinary shares, shares issued					32,968,755	25,000,000
Ordinary shares, shares outstanding					32,968,755	25,000,000
Ordinary shares, no par value					$ 0	$ 0
Additional paid-in capital					$ 23,385,695	$ 21,977,682
Increase in additional paid-in capital					1,408,013	$ 163,847	$ 880,292
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares						5,000,000	4,999,850
Number of shares of common stock, value
Increase in additional paid-in capital
Shares Purchase Agreement [Member] | Boxinrui International Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	100.00%
Shares Purchase Agreement [Member] | Beijing Anxin Jieda Logistics [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	100.00%
Shares Purchase Agreement [Member] | Anxin Jieda Co Limited [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares						7,968,755	7,968,755
Share Consideration paid, percentage						50.00%	50.00%
Repurchase of common stock	$ 7,968,755
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares		5,000,000
Share price per share		$ 5.00
Proceeds from public offering		$ 25,000,000
Increase in additional paid-in capital					$ 1,408,013	$ 163,847	$ 896,958
Board of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized			66,666
Ordinary shares par value			$ 1.00
Divided pro-rata shares			20,000,000
Board of Directors [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares			5,000,000
Share price per share			$ 5.00
Ordinary shares offered			999,910
Proceeds from public offering			$ 29,999,550
Proceeds from public offering before deduction			26,500,000
Underwriter's fee and expenses			$ 3,500,000